Income Taxes Recognized During Period (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Income Tax Disclosure [Abstract]
Provision for income taxes	$ 9,212	$ 11,550	$ 19,862	$ 23,175
Tax impact of restructuring and other items	(1,453)	(969)	(1,453)	(969)
Tax impact of restructuring and other items	$ 7,759	$ 10,581	$ 18,409	$ 22,206